RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 4,445	$ 4,410	$ 5,100
Post-employment benefits	312	208	225
Share-based compensation	3,091	2,024	1,226
Other long-term benefits	1,061	1,534	1,688
Total compensation	$ 8,909	$ 8,176	$ 8,239